Segmented Information - Schedule of Aggregates External Revenues by Customer (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
Revenue from external customers	$ 36,641	$ 34,835	$ 30,837
General Motors [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	6,734	6,394	5,704
Fiat or Chrysler Group [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	5,897	5,137	4,637
Ford Motor Company [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	4,714	4,450	3,848
BMW [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	4,649	4,882	4,100
Daimler AG [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	4,262	3,949	3,367
Volkswagen [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	4,144	4,047	3,835
Other Customers [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	$ 6,241	$ 5,976	$ 5,346